EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net earnings (loss)	$ (24,610)	$ 4,518	$ 15,646
Weighted average shares used in computation of:
Basic (in shares)	36,019	32,356	32,032
Assumed conversion (in shares)	0	537	303
Diluted (in shares)	36,019	32,893	32,335
Net earnings (loss) per share (in dollars):
Earnings Per Share, Basic	$ (0.68)	$ 0.14	$ 0.49
Diluted earnings per share - (in dollars)	$ (0.68)	$ 0.14	$ 0.48